Segment reporting	12 Months Ended
Dec. 31, 2020
Operating segments [Abstract]
Segment reporting
Reportable segments reflect the operating segments of the FCA Group that are regularly reviewed by the Chief Executive Officer (the “chief operating decision maker” as defined under IFRS 8 – Operating Segments) for making strategic decisions, allocating resources and assessing performance and that exceed the quantitative thresholds provided in IFRS 8, or whose information is considered useful for the users of the financial statements. The FCA Group's reportable segments include the four regional mass-market vehicle operating segments (North America, LATAM, APAC and EMEA) and the Maserati global luxury brand operating segment, which are described as follows:
•North America designed, engineered, developed, manufactured and distributes vehicles. North America mainly earned its revenues from the sale of vehicles under the Chrysler, Jeep, Dodge, Ram, Fiat and Alfa Romeo brand names and from sales of the related parts and accessories in the United States, Canada, Mexico and Caribbean islands.
•LATAM designed, engineered, developed, manufactured and distributed vehicles. LATAM mainly earned its revenues from the sale of passenger cars and light commercial vehicles and related spare parts under the Fiat and Jeep brand names in South and Central America as well as from the distribution of the Chrysler, Dodge and Ram brand cars in the same region. In addition, the segment provides financial services to the dealer network in Brazil and to the dealer network and retail customers in Argentina.
•APAC mainly earned its revenues from the distribution and sale of cars and related spare parts under the Abarth, Alfa Romeo, Chrysler, Dodge, Fiat and Jeep brands mostly in China, Japan, Australia, South Korea and India. These activities were carried out through both subsidiaries and joint ventures. In addition, the segment provided financial services to the dealer network and retail customers in China.
•EMEA designed, engineered, developed, manufactured and distributed vehicles. EMEA mainly earned its revenues from the sale of passenger cars and light commercial vehicles under the Fiat, Alfa Romeo, Lancia, Abarth, Jeep and Fiat Professional brand names, the sale of the related spare parts in Europe, Middle East and Africa, and from the distribution of the Chrysler, Dodge and Ram brand vehicles in these areas. In addition, the segment provided financial services related to the sale of cars and light commercial vehicles in Europe, primarily through the FCA Bank joint venture and Fidis S.p.A., a fully owned captive finance company that was mainly involved in the factoring business.
•Maserati designed, engineered, developed, manufactured and distributed vehicles. Maserati earned its revenues from the sale of luxury vehicles under the Maserati brand.
Transactions among the mass-market vehicle segments generally were presented on a “where-sold” basis, which reflected the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminated the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, were those directly generated by or attributable to the segment as the result of its usual business activities and included revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
The results of the Magneti Marelli business were previously reported within the Components segment along with FCA’s industrial automation systems design and production business and its cast iron and aluminum components business. Following the classification of Magneti Marelli as a discontinued operation (refer to Note 3, Scope of consolidation), during 2018 the remaining activities within Components segment were no longer considered a separate reportable segment as defined by IFRS 8 and were reported within “Other activities” below.
Other activities included the results of FCA’s industrial automation systems design and production business and cast iron and aluminum components business, as well as the activities and businesses that were not operating segments under IFRS 8 – Operating Segments. Refer to Note 3, Scope of consolidation for detail on the announced sale of Teksid's cast iron automotive components business). In addition, Unallocated items and eliminations included consolidation adjustments, eliminations, as well as costs related to the launch of the Alfa Romeo Giulia platform which were not allocated to the mass-market vehicle segments due to the limited number of shipments. Financial income and expenses and income taxes were not attributable to the performance of the segments as they did not fall under the scope of their operational responsibilities.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) was the measure used by the chief operating decision maker to assess performance, allocate resources to the FCA Group's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT excluded certain adjustments from Net profit from continuing operations including gains/(losses) on the disposal of investments, restructuring, impairments, asset write-offs and unusual income/(expenses) that are considered rare or discrete events that are infrequent in nature, and also excludes Net financial expenses and Tax expense/(benefit). See below for a reconciliation of Net profit from continuing operations, which was the most directly comparable measure included in the Consolidated Income Statement, to Adjusted EBIT. Operating assets were not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8 – Operating Segments, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2020, 2019 and 2018:

	Mass-Market Vehicles
2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€60,322	€5,305	€2,381	€16,284	€1,384	€2,188	€(1,188)	€86,676
Revenues from transactions with other segments	(15)	(8)	(64)	(93)	(2)	(1,006)	1,188	—
Revenues from third party customers	€60,307	€5,297	€2,317	€16,191	€1,382	€1,182	€—	€86,676

Net profit from continuing operations								€24
Tax expense								€1,332
Net financial expenses								€988
Adjustments:
Impairment expense and supplier obligations(1)	€154	€161	€—	€266	€297	€5	€44	€927
Provision for U.S. investigation matters(2)	€—	€—	€—	€—	€—	€—	€222	€222
Restructuring costs, net of reversals	€32	€18	€—	€6	€3	€14	€—	€73
Gains on disposal of investments	€—	€—	€—	€—	€—	€(4)	€—	€(4)
Other(3)	€10	€—	€—	€(28)	€4	€130	€64	€180
Adjusted EBIT	€5,351	€6	€(116)	€(918)	€(232)	€(283)	€(66)	€3,742

Share of profit of equity method investees	€—	€—	€(160)	€333	€—	€10	€1	€184
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(1) Impairment expense and supplier obligations in Maserati, EMEA, LATAM and North America (refer to Note 2, Use of estimates - Recoverability of non-current assets with definite useful lives).
(2) Provision recognized for estimated probable loss to settle matters under investigation by the U.S. Department of Justice, primarily related to criminal investigations associated with U.S. diesel emissions matters (refer to Note 25 - Guarantees granted, commitments and contingent liabilities).
(3) Other costs, primarily including costs incurred for the FCA-PSA merger and for litigation proceedings (refer to Note 25, Guarantees granted,commitments and contingent liabilities, for further details).

	Mass-Market Vehicles
2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€73,357	€8,461	€2,814	€20,571	€1,603	€3,009	€(1,628)	€108,187
Revenues from transactions with other segments	(20)	(12)	(52)	(105)	(11)	(1,428)	1,628	—
Revenues from third party customers	€73,337	€8,449	€2,762	€20,466	€1,592	€1,581	€—	€108,187

Net profit from continuing operations								€2,700
Tax expense								€1,321
Net financial expenses								€1,005
Adjustments:
Impairment expense and supplier obligations(1)(5)	€98	€—	€—	€441	€210	€—	€793	€1,542
Restructuring costs, net of reversal(2)(5)	€23	€127	€—	€(9)	€3	€—	€10	€154
Gains on disposal of investments	€—	€—	€—	€—	€—	€(15)	€—	€(15)
Brazilian indirect tax – reversal of liability/recognition of credits(3)	€—	€(164)	€—	€—	€—	€—	€—	€(164)
Other(4)(5)	€45	€4	€(4)	€(7)	€8	€7	€72	€125
Adjusted EBIT	€6,690	€501	€(36)	€(6)	€(199)	€(173)	€(109)	€6,668

Share of profit of equity method investees	€—	€—	€(126)	€318	€—	€15	€1	€208
______________________________________________________________________________________________________________________________
(1) Impairment expense recognized in the year ended December 31, 2019 for EMEA, Maserati and also not allocated to a specific region. Additionally, impairment expense recognized in previous quarters in North America and Maserati, as well as supplier obligations of €6 million in EMEA.
(2) Restructuring costs, mainly related to LATAM, EMEA and North America, primarily includes €76 million of write-down of Property, plant and equipment and €118 million related to the recognition of provisions for restructuring, partially offset by the reversal of previously recorded provisions, primarily €46 million in EMEA.
(3) Gains in relation to the recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil (refer to Note 15, Trade and other receivables in the Consolidated Financial Statements).
(4) Other costs, primarily relating to litigation proceedings (refer to Note 25, Guarantees granted, commitments and contingent liabilities in the Consolidated Financial Statements).
(5) During the year ended December 31, 2019 impairment charges of €1,589 million were recorded, classified within Impairment expense and supplier obligations, Restructuring costs, net of reversals and Other above. These comprised €636 million of Property, plant and equipment (refer to Note 11, Property, plant and equipment in the Consolidated Financial Statements included elsewhere in this report) and €953 million of Other intangible assets (refer to Note 10, Other intangible assets in the Consolidated Financial Statements included elsewhere in this report).

	Mass-Market Vehicles
2018	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€72,384	€8,152	€2,703	€22,815	€2,663	€2,888	€(1,193)	€110,412
Revenues from transactions with other segments	(31)	(10)	(57)	(101)	(18)	(976)	1,193	—
Revenues from third party customers	€72,353	€8,142	€2,646	€22,714	€2,645	€1,912	€—	€110,412

Net profit from continuing operations								€3,330
Tax expense								€778
Net financial expenses								€1,056
Adjustments:
Charge recognized for U.S. diesel emission matters(1)	€—	€—	€—	€—	€—	€—	€748	€748
Impairment expense(2)	€16	€8	€11	€307	€—	€—	€11	€353
China inventory impairment(3)	€—	€—	€129	€—	€—	€—	€—	€129
Costs for recall, net of recovery - airbag inflators(4)	€114	€—	€—	€—	€—	€—	€—	€114
U.S. special bonus payment(5)	€109	€—	€—	€—	€—	€2	€—	€111
Restructuring costs, net of reversal(6)	€—	€(28)	€—	€123	€—	€8	€—	€103
Employee benefits settlement losses(7)	€92	€—	€—	€—	€—	€—	€—	€92
Port of Savona (Italy) fire and flood(8)	€—	€—	€—	€2	€11	€30	€—	€43
(Recovery of)/costs for recall - contested with supplier(9)	€(50)	€—	€—	€—	€—	€—	€—	€(50)
North America Capacity realignment(10)	€(60)	€—	€—	€—	€—	€—	€—	€(60)
Brazilian indirect tax – reversal of liability/recognition of credits(11)	€—	€(54)	€—	€—	€—	€(18)	€—	€(72)
Other	€1	€—	€—	€30	€—	€12	€20	€63
Adjusted EBIT	€6,230	€359	€(296)	€406	€151	€(40)	€(72)	€6,738

Share of profit of equity method investees	€—	€—	€(67)	€284	€—	€22	€1	€240
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(1) A provision of €748 million was recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters.
Refer to Note 25, Guarantees granted, commitments and contingent liabilities.
(2) Impairment expense of €297 million and supplier obligations of €56 million, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan.
(3) Impairment of inventory in connection with acceleration of new emissions standards in China and slower than expected sales.
(4) Accrual in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery.
(5) Special bonus payment of $2,000 to approximately 60,000 employees in North America as a result of the U.S. Tax Cuts and Jobs Act.
(6) Restructuring costs primarily consisting of €123 million in EMEA, partially offset by the reversal of €28 million of previously recorded restructuring costs in LATAM.
(7) Charges arising on settlement of a portion of a supplemental retirement plan and an annuity buyout in North America. Refer to Note 19, Employee benefits liabilities.
(8) Costs in relation to the Port of Savona (Italy) flood and fire.
(9) Recovery of amounts accrued in 2016 in relation to costs for recall contested with a supplier.
(10) Reduction of costs in relation to the North America capacity realignment which were accrued in 2015.
(11) Credits recognized related to indirect taxes in Brazil.
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2020	2019
	(€ million)
North America(1)	€39,240	€40,097
Italy	11,287	10,711
Brazil	2,811	4,064
Poland	531	684
Serbia	409	495
Other countries	1,007	1,320
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€55,285	€57,371
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(1) Refers to the geographical area and not FCA’s North America reporting segment.